Fees Summary	Oct. 29, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 71,265,000
Previously Paid Amount	0.00
Total Fee Amount	6,200.06
Total Offset Amount	0.00
Net Fee	6,200.06
Narrative - Max Aggregate Offering Price	$ 71,265,000
Final Prospectus	true